Investments in affiliates:	12 Months Ended
Mar. 31, 2011
Investments in affiliates:

5. Investments in affiliates:

Sumitomo Mitsui Card Co., Ltd.—

As of March 31, 2010 and 2011, DOCOMO held 34% of the outstanding common shares of Sumitomo Mitsui Card Co., Ltd. (“Sumitomo Mitsui Card”). DOCOMO entered into an agreement with Sumitomo Mitsui Card, Sumitomo Mitsui Financial Group, Inc. and Sumitomo Mitsui Banking Corporation to jointly promote the credit transaction services which use mobile phones compatible with “Osaifu-Keitai” (wallet-phone) service.

Philippine Long Distance Telephone Company—

As of March 31, 2010 and 2011, DOCOMO held approximately 14% of the outstanding common shares of Philippine Long Distance Telephone Company (“PLDT”), a telecommunication operator in the Philippines. PLDT is a public company listed on the Philippine Stock Exchange and the New York Stock Exchange.

On March 14, 2006, DOCOMO acquired approximately 7% of PLDT’s outstanding common shares for ¥52,213 million from NTT Communications Corporation (“NTT Com”), a subsidiary of NTT. From March 2007 to February 2008, DOCOMO acquired approximately an additional 7% common equity interest for ¥98,943 million in the market. Together with the PLDT common shares continued to be held by NTT Com, on a consolidated basis NTT held approximately 21% of the total outstanding common shares of PLDT.

In accordance with an agreement entered into on January 31, 2006 between PLDT and its major shareholders, including NTT Com and DOCOMO, DOCOMO has the right to exercise the entire 21% voting rights associated with the ownership interest collectively held by DOCOMO and NTT Com. As DOCOMO obtained the ability to exercise significant influence over PLDT, DOCOMO has accounted for the investment by applying the equity method from the date of the initial acquisition of PLDT shares.

DOCOMO determined the fair value of tangible, intangible and other assets and liabilities of PLDT with the assistance of an independent third party appraiser in order to recognize and account for DOCOMO’s share of identifiable intangible assets and embedded goodwill of its equity investment in PLDT. During the year ended March 31, 2009, upon the completion of the evaluation, adjustments to reflect the earnings impact of the final allocation of the investment in PLDT were charged to equity in net income (loss) of affiliates. As a result, “Equity in net income (losses) of affiliates, net of applicable taxes” in the consolidated statement of income and comprehensive income for the year ended March 31, 2009 decreased by ¥4,817 million and “Investments in affiliates” in consolidated balance sheet as of March 31, 2009 decreased by ¥8,137 million.

DOCOMO’s carrying amount of its investment in PLDT was ¥105,944 million and ¥95,859 million as of March 31, 2010 and 2011, respectively. The aggregate market price of the PLDT shares owned by DOCOMO was ¥134,088 million and ¥119,749 million as of March 31, 2010 and 2011, respectively.

Tata Teleservices Limited—

As of March 31, 2010 and 2011, DOCOMO held approximately 26% of the outstanding common shares of Tata Teleservices Limited (“TTSL”).

On November 12, 2008, DOCOMO entered into a capital alliance with TTSL and Tata Sons Limited, the parent company of TTSL. On March 25, 2009, DOCOMO acquired TTSL’s outstanding common shares for ¥252,321 million pursuant to the capital alliance and accounted for the investment by applying the equity method.

DOCOMO determined the fair value of tangible, intangible and other assets and liabilities of TTSL with the assistance of an independent third party appraiser in order to recognize and account for DOCOMO’s share of identifiable intangible assets and embedded goodwill of its equity investment in TTSL. During the year ended March 31, 2010, upon the completion of the evaluation, adjustments to reflect the earnings impact of the final allocation of the investment in TTSL were charged to equity in net income (loss) of affiliates. As a result, “Equity in net income (losses) of affiliates, net of applicable taxes” in the consolidated statement of income and comprehensive income for the year ended March 31, 2010 decreased by ¥2,788 million and “Investments in affiliates” in the consolidated balance sheet as of March 31, 2010 decreased by ¥4,710 million.

DOCOMO made additional investments totaling ¥14,424 million in response to a rights offering that TTSL commenced in March and May, 2011. TTSL is expected to use the capital increase to strengthen the quality of the 3G network in India’s market. As a result of its participation in the rights offering, DOCOMO’s equity interest in TTSL slightly increased to approximately 27%.

Impairment—

DOCOMO evaluates the recoverability of the carrying value of its investments in affiliates including those mentioned above when there are indications that a decline in value below carrying amount may be other than temporary. As a result of such evaluations, DOCOMO recorded impairment charges for other-than-temporary declines during the year ended March 31, 2009. The impairments did not have a material impact on DOCOMO’s results of operations or financial position. The impairment charges are included in “Equity in net income (losses) of affiliates, net of applicable taxes” in the accompanying statements of income and comprehensive income. DOCOMO has determined that the estimated fair values of each of its investments in affiliates as of March 31, 2010 and 2011 are not less than the related carrying values on an individual basis.

All of the equity method investees, except for PLDT, are privately held companies as of March 31, 2011.

DOCOMO’s cumulative share of the earnings or losses of affiliates, less amounts distributed by affiliates as dividends, was ¥10,346 million, ¥11,967 million and ¥14,531 million, as of March 31, 2009, 2010 and 2011, respectively. Dividends received from affiliates were ¥15,500 million, ¥12,854 million and ¥12,757 million for the years ended March 31, 2009, 2010 and 2011, respectively. DOCOMO does not have significant business transactions with its affiliates.

The total carrying value of DOCOMO’s “Investments in affiliates” in the accompanying consolidated balance sheets as of March 31, 2010 and 2011 was greater by ¥421,132 million and ¥382,037 million, respectively, than its aggregate underlying equity in net assets of such affiliates as of the date of the most recent available financial statements of the investees. The difference mainly consisted of goodwill and amortizable intangible assets.